Revenue - License and Collaboration Agreement (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		18 Months Ended
	Jan. 23, 2023	Nov. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Revenue from license and collaboration agreements
Total revenue			$ 305,681	$ 532,874
Services -Research and Development
Revenue from license and collaboration agreements
Total revenue			236	246
License and collaboration agreement with Takeda Pharmaceuticals
Revenue from license and collaboration agreements
Maximum amount of series of payments expected to be received	$ 1,130,000
Upfront payment					$ 400,000
Regulatory approval milestone payment achieved		$ 35,000			35,000
Revenue recognized from upfront payment			18,100		298,100
Revenue recognized from regulatory approval milestone payment			1,300		$ 33,300
Percentage of transaction price allocated to licenses	62.00%
Percentage of transaction price allocated to other performance obligations	38.00%
Total revenue			76,612	269,057
License and collaboration agreement with Takeda Pharmaceuticals | Manufacturing supply -Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Total revenue			24,806
License and collaboration agreement with Takeda Pharmaceuticals | Manufacturing supply -Allocated from upfront payment
Revenue from license and collaboration agreements
Total revenue			4,865
License and collaboration agreement with Takeda Pharmaceuticals | Services -Research and Development
Revenue from license and collaboration agreements
Total revenue			14,389	10,372
License and collaboration agreement with Takeda Pharmaceuticals | Services -Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Total revenue			14,524	8,615
License and collaboration agreement with Takeda Pharmaceuticals | Royalties-Marketed Products
Revenue from license and collaboration agreements
Total revenue			$ 18,028
License and collaboration agreement with Takeda Pharmaceuticals | Licensing-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Total revenue				$ 250,070